OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2015
OTHER RECEIVABLES [Abstract]
Schedule of Other Receivables
	As of December 31,
	2015	2014
Government receivables	$7,071	$3,848
Others	305	1,911
	$7,376	$5,759